MINING INTERESTS - Disclosure of Detailed Information About Mining Interests, Non-depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	$ 1,048,530
Ending mining interests	1,061,124	$ 1,048,530
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	242,881	117,545
Exploration and evaluation expenditures	43,919	69,060
Change in decommissioning liabilities	(153)	(136)
Acquisition of Jerritt Canyon		92,007
Impairment	(2,132)
Reversal of impairment	1,044
Disposal of royalty portfolio	(15,485)
Transfer to asset held-for-sale	(9,169)
Transfer to depletable properties	(32,601)	(35,595)
Ending mining interests	228,304	242,881
Non-depletable properties [Member] | Mexico - San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	29,186	17,179
Exploration and evaluation expenditures	9,645	12,007
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon		0
Impairment	0
Reversal of impairment	0
Disposal of royalty portfolio	0
Transfer to asset held-for-sale	0
Transfer to depletable properties	0	0
Ending mining interests	38,831	29,186
Non-depletable properties [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	31,067	33,951
Exploration and evaluation expenditures	10,664	31,418
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon		0
Impairment	0
Reversal of impairment	0
Disposal of royalty portfolio	0
Transfer to asset held-for-sale	0
Transfer to depletable properties	0	(34,302)
Ending mining interests	41,731	31,067
Non-depletable properties [Member] | Mexico - La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	4,640	2,955
Exploration and evaluation expenditures	2,393	2,978
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon		0
Impairment	0
Reversal of impairment	0
Disposal of royalty portfolio	(0)
Transfer to asset held-for-sale	0
Transfer to depletable properties	(2,098)	(1,293)
Ending mining interests	4,935	4,640
Non-depletable properties [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	104,431	0
Exploration and evaluation expenditures	19,752	12,424
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon		92,007
Impairment	0
Reversal of impairment	0
Disposal of royalty portfolio	(0)
Transfer to asset held-for-sale	0
Transfer to depletable properties	(30,503)	0
Ending mining interests	93,680	104,431
Non-depletable properties [Member] | Non Producing Properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	38,752	37,004
Exploration and evaluation expenditures	771	1,748
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon		0
Impairment	(2,132)
Reversal of impairment	1,044
Disposal of royalty portfolio	(15,485)
Transfer to asset held-for-sale	(9,169)
Transfer to depletable properties	0	0
Ending mining interests	13,781	38,752
Non-depletable properties [Member] | Exploration Projects [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	22,948	22,099
Exploration and evaluation expenditures	694	985
Change in decommissioning liabilities	(153)	(136)
Acquisition of Jerritt Canyon		0
Impairment	0
Reversal of impairment	0
Disposal of royalty portfolio	0
Transfer to asset held-for-sale	0
Transfer to depletable properties	0	0
Ending mining interests	23,489	22,948
Non-depletable properties [Member] | Springpole Stream [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	11,856	4,356
Exploration and evaluation expenditures	0	7,500
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon		0
Reversal of impairment	0
Disposal of royalty portfolio	0
Transfer to asset held-for-sale	0
Transfer to depletable properties	0	0
Ending mining interests	$ 11,856	$ 11,856